Goodwill - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Impairment loss of goodwill			$ 4,740
Financial technology solutions and services
Goodwill
Impairment loss of goodwill	$ 0	$ 0	$ 4,740